14. Shareholder's Equity (Details 3) (WarrantMember, USD $)	3 Months Ended
Mar. 31, 2014
WarrantMember
Estimated fair value of underlying common stock	$ 3.00
Remaining life	5 years
Risk-free interest rate	0.35%
Expected volatility	141.00%
Dividend yield